Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ 185,105	$ 26,838	¥ 145,529
Less: Accumulated impairment	8,688	1,260	8,708
Property and equipment, net	58,727	8,515	101,794
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	61,894	8,974	64,420
AI related equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	153,580	22,267	152,177
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	14,544	2,109	14,522
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	19,532	2,832	20,867
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,922	424	¥ 4,045
Construction in progress
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 48	$ 7